INVENTORIES - Gross Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ 1,267.2	$ 1,223.3
Gross inventories
Schedule of Inventory Disclosure [Line Items]
Net inventories	1,315.8	1,263.5
Net realizable value valuation provision
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ (48.6)	$ (40.2)